Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2026
Statement [Line Items]
Schedule of acquisition consideration transferred
Consideration for the acquisition	Fair value at the acquisition date
Previously held interest (financial asset)	1,334
Consideration transferred for the additional interest	2,887
Total acquisition consideration	4,221

Schedule of identifiable net assets
06.30.2026
Fair value of identifiable assets acquired and liabilities assumed:
Intangible assets	339
Trade payables and other liabilities	(297)
Total identifiable net assets	42
Goodwill	4,179
Total consideration	4,221

Los Gallegos Member
Statement [Line Items]
Schedule of acquisition consideration transferred
Consideration for the acquisition	Fair value at the acquisition date
Cash paid during the fiscal year	7,871
Settlement through a decrease in investments in financial assets	9,712
Outstanding purchase price payable	1,407
Total acquisition consideration	18,990

Schedule of identifiable net assets
06.30.2026
Fair value of identifiable assets acquired and liabilities assumed:
Investment properties	22,320
Property, plant and equipment	225
Income tax credit	66
Trade and other receivables	813
Inventories	210
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(917)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Cash and cash equivalents	5,514
Total identifiable net assets	18,990
Total consideration	18,990